UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2007

[LOGO OF USAA]
    USAA(R)

                         USAA TAX EXEMPT LONG-TERM Fund


                      3RD QUARTER Portfolio of Investments


                                DECEMBER 31, 2007

                                                                      (Form N-Q)

48460-0208                                (copyright),USAA. All rights reserved.
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USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)


CATEGORIES AND DEFINITIONS
FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd., MBIA Insurance Corp., Radian Asset Assurance Inc., or XL Capital Assurance.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of New York, Merrill Lynch & Co., SunTrust Bank, or Wachovia Bank N.A.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Florida General Obligation, Merrill Lynch & Co., Texas Permanent School Fund, or Utah General Obligation.
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USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS


EDA            Economic Development Authority
EDC            Economic Development Corp.
ETM            Escrowed to final maturity
IDA            Industrial Development Authority/Agency
IDC            Industrial Development Corp.
ISD            Independent School District
PRE            Prerefunded to a date prior to maturity
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USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON                FINAL          MARKET
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (96.4%)

               ALABAMA (2.2%)

$      1,000   Marshall County Health Care Auth.          6.25%           1/01/2022        $  1,059
       1,150   Marshall County Health Care Auth.          5.75            1/01/2032           1,172
       1,500   Marshall County Health Care Auth.          5.75            1/01/2032           1,528
       2,500   Montgomery Medical Clinic Board            4.75            3/01/2031           2,152
       2,500   Montgomery Medical Clinic Board            4.75            3/01/2036           2,103
       7,670   Parks System Improvement Corp.             5.00            6/01/2020           8,016
       7,805   Parks System Improvement Corp.             5.00            6/01/2021           8,157
      15,000   State Public School and College Auth.
                    (INS)                                 5.50            9/01/2029          15,565
      11,000   Univ. of Alabama at Birmingham (INS) (PRE) 5.88            9/01/2031          11,875
                                                                                          -----------
                                                                                             51,627
                                                                                          -----------
               ARIZONA (1.2%)

       1,000   Phoenix Civic Improvement Corp. (INS)      4.65 (a)        7/01/2029             827
       1,500   Phoenix Civic Improvement Corp. (INS)      4.66 (a)        7/01/2030           1,238
      28,500   Univ. Medical Center Corp.                 5.00            7/01/2035          26,587
                                                                                          -----------
                                                                                             28,652
                                                                                          -----------
               ARKANSAS (0.0%)

       1,000   Baxter County                              4.63            9/01/2028             877
                                                                                          -----------
               CALIFORNIA (4.7%)

       2,000   Golden State Tobacco Securitization (INS)  4.50 (a)        6/01/2022           1,749
       5,000   Golden State Tobacco Securitization (INS)  4.55 (a)        6/01/2023           4,357
       5,000   Golden State Tobacco Securitization  (PRE) 5.38            6/01/2028           5,249
       5,000   Golden State Tobacco Securitization  (PRE) 5.50            6/01/2033           5,507
      17,025   Inland Empire Tobacco Securitization
                    Auth.                                 5.98 (a)        6/01/2026          12,884
       5,000   San Francisco City and County
                    Redevelopment Financing Auth. (INS)   4.88            8/01/2036           4,678
      10,000   State                                      5.00            3/01/2029          10,104
      24,700   State                                      4.50            8/01/2030          23,201
       8,100   State                                      5.00            2/01/2032           8,163
      10,000   State                                      5.00           11/01/2032          10,108
       5,000   State                                      5.00           12/01/2032           5,053
       9,105   State Public Works Board                   5.00           11/01/2029           9,297
       2,610   State Public Works Board                   5.00            4/01/2030           2,630
       8,400   Statewide Communities Dev. Auth.           4.75            4/01/2033           7,956
                                                                                          -----------
                                                                                            110,936
                                                                                          -----------
               COLORADO (2.8%)

       3,500   Denver Convention Center Hotel Auth.
                    (INS)                                 4.75           12/01/2035           3,286
       1,000   Denver Health and Hospital Auth.  (PRE)    6.00           12/01/2023           1,099
       3,730   Denver Health and Hospital Auth.  (PRE)    6.00           12/01/2031           4,098
       3,000   Denver Health and Hospital Auth.  (PRE)    6.25           12/01/2033           3,494
      15,765   Denver Health and Hospital Auth.           4.75           12/01/2034          13,648
      10,000   E-470 Public Highway Auth. (INS)           5.06 (b)        9/01/2035           2,308
       1,000   Eagle Bend Metropolitan District No. 2
                    (INS)                                 5.25           12/01/2023           1,026

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                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON                FINAL          MARKET
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
$      4,000   Health Facilities Auth. (INS)              5.50%          12/01/2027        $  4,049
       3,500   Health Facilities Auth.                    5.00            6/01/2029           3,390
       3,000   Health Facilities Auth.                    5.25            6/01/2031           2,978
       2,000   Health Facilities Auth.                    5.00            6/01/2035           1,896
       2,500   Health Facilities Auth.                    5.25            6/01/2036           2,458
      10,000   State (INS)                                5.00           11/01/2030          10,316
      11,480   Summit County                              7.88            9/01/2008          11,838
       2,000   Vista Ridge Metropolitan District (INS)    5.00           12/01/2036           1,900
                                                                                          -----------
                                                                                             67,784
                                                                                          -----------
               CONNECTICUT (3.2%)

       2,500   Health and Educational Facilities Auth.
                    (INS)                                 5.13          7/01/2030             2,469
      64,950   Mashantucket (Western) Pequot Tribe  (c)   5.75          9/01/2027            64,754
       1,500   Mashantucket (Western) Pequot Tribe  (c)   5.50          9/01/2028             1,449
       7,500   Mashantucket (Western) Pequot Tribe  (c)   5.50          9/01/2036             7,004
                                                                                          -----------
                                                                                             75,676
                                                                                          -----------
               DISTRICT OF COLUMBIA (2.6%)

      10,000   Community Academy Public Charter School,
                    Inc. (INS)                            4.88            5/01/2037           8,020
      15,320   District of Columbia (INS) (PRE)           5.50            6/01/2029          15,995
      37,580   District of Columbia (INS)                 5.50            6/01/2029          38,834
                                                                                          -----------
                                                                                             62,849
                                                                                          -----------
               FLORIDA (3.8%)

      15,665   Board of Education (NBGA) (PRE)            5.63            6/01/2025          16,726
       7,000   Board of Education (NBGA) (PRE)            5.63            6/01/2029           7,474
       8,225   Flagler County School Board (INS)          5.00            8/01/2030           8,409
       8,925   Highlands County Health Facilities Auth.   5.00           11/15/2035           8,587
      15,000   Highlands County Health Facilities Auth.   5.25           11/15/2036          14,955
       2,000   Orange County Health Facilities Auth.
                    (PRE)                                 5.75           12/01/2027           2,212
      10,000   Orange County Health Facilities Auth.      4.75           11/15/2036           9,122
       2,000   Orange County School Board (INS)           5.00            8/01/2032           2,039
      22,130   Seminole Tribe  (c)                        5.25           10/01/2027          20,444
                                                                                          -----------
                                                                                             89,968
                                                                                          -----------
               GEORGIA (1.0%)

      12,000   Fayette County Public Facilities Auth.
                    (PRE)                                 5.88            6/01/2028          12,879
      10,000   Savannah EDA                               6.15            3/01/2017          10,969
                                                                                          -----------
                                                                                             23,848
                                                                                          -----------
               ILLINOIS (9.2%)

       2,480   Chicago (INS) (PRE)                        5.25            1/01/2029           2,729
         520   Chicago (INS)                              5.25            1/01/2029             545
       5,000   Chicago                                    6.75           12/01/2032           5,208
       3,445   Chicago-O'Hare International Airport
                    (INS)                                 5.13            1/01/2020           3,561
       3,060   Chicago-O'Hare International Airport
                    (INS)                                 5.13            1/01/2021           3,155
       5,000   Cook County (INS)                          4.75           11/15/2030           5,060
       5,000   Cook County (INS)                          4.75           11/15/2031           5,057
       2,000   Finance Auth.                              5.00            4/01/2026           1,944

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                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON                FINAL          MARKET
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
$      2,500   Finance Auth.                              5.00%           4/01/2031        $  2,353
      24,535   Finance Auth. (INS)                        5.00           11/15/2031          24,739
      17,840   Finance Auth.                              4.50           11/15/2032          15,678
       7,000   Finance Auth.                              5.00            4/01/2036           6,472
       9,865   Health Facilities Auth.                    5.50            8/01/2020          10,510
       7,000   Health Facilities Auth.                    5.25            9/01/2024           7,038
       5,030   Health Facilities Auth.  (PRE)             6.85           11/15/2029           5,566
       2,500   Housing Dev. Auth.                         4.85            1/01/2037           2,411
       5,000   Metropolitan Pier and Exposition Auth.
                    (INS)                                 5.50 (a)        6/15/2020           4,396
       2,500   Metropolitan Pier and Exposition Auth.
                    (INS)                                 5.55 (a)        6/15/2021           2,199
       8,000   Metropolitan Pier and Exposition Auth.
                    (INS)                                 5.50            6/15/2023           8,589
      23,980   Regional Transportation Auth. (INS)        5.75            6/01/2020          28,170
      37,550   Regional Transportation Auth. (INS)        6.50            7/01/2030          48,328
       3,000   Schaumburg (INS)                           5.25           12/01/2034           3,146
       7,565   State Finance Auth.                        5.50            4/01/2032           7,440
       3,770   State Finance Auth.                        5.50            4/01/2037           3,671
       4,555   State                                      5.13            6/15/2019           4,781
       4,099   Village of Gilberts (INS)                  4.75            3/01/2030           4,102
       1,500   Village of Round Lake (INS)                4.70            3/01/2033           1,490
                                                                                          -----------
                                                                                            218,338
                                                                                          -----------
               INDIANA (3.0%)

      15,780   Health and Educational Facility Financing
                    Auth.                                 5.00            2/15/2036          14,948
      11,000   Health and Educational Facility Financing
                    Auth.                                 5.00            2/15/2039          10,332
       6,000   Rockport (INS)                             4.63            6/01/2025           5,873
       7,500   St. Joseph County Hospital Auth. (INS)
                    (PRE)                                 5.63            8/15/2033           8,044
      10,440   State Bond Bank  (PRE)                     5.50            8/01/2021          11,152
      11,015   State Bond Bank  (PRE)                     5.50            8/01/2022          11,766
       3,440   State Finance Auth.                        5.00           10/01/2033           3,362
         805   Transportation Finance Auth.  (PRE)        5.38           12/01/2025             856
       4,195   Transportation Finance Auth.  (PRE)        5.38           12/01/2025           4,459
                                                                                          -----------
                                                                                             70,792
                                                                                          -----------
               IOWA (0.6%)

       1,000   Finance Auth. (INS)                        5.25            5/15/2021           1,042
       3,495   Finance Auth. (INS)                        5.25            5/15/2026           3,567
       5,000   Finance Auth. (INS)                        4.75           12/01/2031           4,554
       5,000   Finance Auth. (INS)                        5.00           12/01/2039           4,711
                                                                                          -----------
                                                                                             13,874
                                                                                          -----------
               KANSAS (1.1%)

       4,000   Burlington (INS)                           4.85            6/01/2031           4,029
       9,500   University of Kansas Hospital Auth.        5.00            9/01/2036           9,231
      12,500   Wyandotte County                           5.00           12/01/2020          12,388
                                                                                          -----------
                                                                                             25,648
                                                                                          -----------
               KENTUCKY (0.2%)

       5,000   State Municipal Power Agency (INS)         5.00            9/01/2037           5,200
                                                                                          -----------
               Louisiana (1.0%)

      25,000   Parish of St. John the Baptist             5.13            6/01/2037          24,027
                                                                                          -----------

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                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON                FINAL          MARKET
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
               MAINE (1.3%)

$     27,750      State Turnpike Auth. (INS) (PRE)        5.75%        7/01/2028           $ 29,759
                                                                                          -----------
               MARYLAND (0.5%)

      14,965   State Health and Higher Educational
                    Facilities Auth.                      4.75         5/15/2042             12,901
                                                                                          -----------
               MASSACHUSETTS (1.3%)

       2,000   Development Finance Agency (INS)           5.25         3/01/2026              1,900
       5,000   Health and Education Facilities Auth.
                    (INS) (PRE)                           5.88        10/01/2029              5,408
       3,500   State Health and Educational Facilities
                    Auth.                                 5.00         7/15/2032              3,080
       2,750   State Health and Educational Facilities
                    Auth.                                 5.00         7/15/2037              2,380
      16,000   Water Resources Auth. (INS) (PRE)          5.75         8/01/2030             17,161
                                                                                          -----------
                                                                                             29,929
                                                                                          -----------
               MICHIGAN (3.5%)

      49,395   Building Auth. (INS)                       5.01 (b)    10/15/2030             15,029
      43,000   Hospital Finance Auth.  (PRE)              6.13        11/15/2026             45,781
       5,000   Hospital Finance Auth.                     5.25        11/15/2032              5,000
       7,000   Hospital Finance Auth.                     5.00        11/15/2038              6,663
      10,000   Municipal Auth.  (PRE)                     5.50        10/01/2021             10,518
                                                                                          -----------
                                                                                             82,991
                                                                                          -----------
               MINNESOTA (1.0%)

       5,625   Chippewa County                            5.50         3/01/2037              5,051
       8,000   Higher Education Facilities Auth.
                    (acquired 8/28/2006; $8,100) (c),(d)  5.43         8/28/2031              8,120
      10,000   Washington County Housing and
                    Redevelopment Auth.                   5.50        11/15/2027              9,546
                                                                                          -----------
                                                                                             22,717
                                                                                          -----------
               MISSISSIPPI (0.5%)

       2,520   Hospital Equipment and Facilities Auth.
                    (INS) (PRE)                           5.50         1/01/2027              2,711
       2,000   Hospital Equipment and Facilities Auth.    5.25        12/01/2031              1,932
       8,750   Warren County                              4.80         8/01/2030              7,691
                                                                                          -----------
                                                                                             12,334
                                                                                          -----------
               MISSOURI (1.4%)

      25,000   Cape Girardeau County IDA                  5.00         6/01/2036             23,061
       8,000   Cass County                                5.63         5/01/2038              7,638
       2,000   Development Finance Board                  5.00         6/01/2035              1,863
                                                                                          -----------
                                                                                             32,562
                                                                                          -----------
               MONTANA (0.3%)

       6,500   Forsyth (INS)                              4.65         8/01/2023              6,458
                                                                                          -----------

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                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON                FINAL          MARKET
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
               NEBRASKA (0.5%)

$      4,500   Platte County (INS)                        6.10%           5/01/2025        $  4,693
       6,500   Platte County (INS)                        6.15            5/01/2030           6,785
                                                                                          -----------
                                                                                             11,478
                                                                                          -----------
               NEVADA (3.1%)

      21,000   Clark County (INS) (PRE)                   5.50            7/01/2025          22,201
      12,410   Clark County EDC                           5.00            5/15/2029          12,170
      14,650   Clark County EDC  (PRE)                    5.50            5/15/2029          15,266
      11,570   Clark County (INS)                         5.25            6/15/2019          12,620
      10,420   Truckee Meadows Water Auth. (INS)          4.88            7/01/2034          10,499
                                                                                          -----------
                                                                                             72,756
                                                                                          -----------
               NEW JERSEY (3.9%)

       3,000   Camden County Improvement Auth.            5.75            2/15/2034           2,930
       5,000   EDA                                        5.50            6/15/2024           4,845
       6,000   EDA                                        5.75            6/15/2029           5,888
       2,500   EDA                                        5.50            6/15/2031           2,375
      20,000   EDA (INS)                                  5.25            7/01/2031          21,062
      11,500   Health Care Facilities Financing Auth.     5.00            7/01/2029          10,870
      57,630   Health Care Facilities Financing Auth.     5.07 (b)        7/01/2032          12,789
       1,250   Health Care Facilities Financing Auth.     5.13            7/01/2035           1,242
      30,020   Turnpike Auth.  (PRE)                      5.50            1/01/2027          31,410
                                                                                          -----------
                                                                                             93,411
                                                                                          -----------
               NEW MEXICO (1.4%)

      32,380   Farmington                                 4.88            4/01/2033          28,258
       4,700   Regents of the Univ. of New Mexico (INS)   5.00            7/01/2032           4,843
                                                                                          -----------
                                                                                             33,101
                                                                                          -----------
               NEW YORK (9.1%)

      21,485   Dormitory Auth.                            6.00            8/15/2016          24,305
       5,010   Dormitory Auth. (INS) (PRE)                5.95 (a)        7/01/2020           4,660
       5,690   Dormitory Auth. (INS) (PRE)                6.00 (a)        7/01/2022           5,293
       2,500   Dormitory Auth.                            5.25            7/01/2024           2,408
       3,210   Dormitory Auth. (INS) (PRE)                6.05 (a)        7/01/2024           2,986
       5,000   Dormitory Auth.                            5.00            7/01/2026           4,657
       5,000   Dormitory Auth.                            5.00            7/01/2036           4,477
      10,910   Dutchess County IDA  (PRE)                 5.75            8/01/2030          11,738
      16,130   Liberty Development Corp.                  5.25           10/01/2035          17,069
       6,870   Long Island Power Auth.                    5.00            9/01/2035           7,057
       5,000   MTA                                        5.00           11/15/2030           5,126
      25,000   MTA                                        5.00           11/15/2033          25,695
       5,000   MTA (INS)                                  4.75           11/15/2037           5,013
       4,165   New York City                              5.30           12/01/2018           4,381
       5,105   New York City                              5.88            8/01/2019           5,546
         970   New York City                              6.00            5/15/2020           1,028
       7,830   New York City  (PRE)                       6.00            5/15/2020           8,432
       5,000   New York City                              5.13           12/01/2028           5,201
      22,740   New York City  (PRE)                       5.75            5/15/2030          24,365

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=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON                FINAL          MARKET
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
$     11,000   New York City Municipal Water Finance
                    Auth.  (PRE)                          5.75%           6/15/2030        $ 11,550
      15,000   New York City Municipal Water Finance
                    Auth.                                 4.75            6/15/2033          15,172
       3,025   New York City Municipal Water Finance
                    Auth.                                 6.00            6/15/2033           3,241
       4,975   New York City Municipal Water Finance
                    Auth.  (PRE)                          6.00            6/15/2033           5,369
       6,850   New York City Transit Auth. (INS) (PRE)    5.88            1/01/2030           7,288
       1,770   New York City Transitional Finance Auth.
                    (PRE)                                 5.50            5/01/2025           1,847
       2,215   New York City Transitional Finance Auth.
                    (PRE)                                 5.50            5/01/2025           2,311
       1,500   Seneca Nation Indians Capital
                    Improvements Auth.  (c)               5.00           12/01/2023           1,340
                                                                                          -----------
                                                                                            217,555
                                                                                          -----------
               NORTH CAROLINA (0.4%)

       5,250   State Medical Care Commission              5.00            7/01/2033           4,640
       4,000   Wake County Industrial Facilities and
                    Pollution Control Financing Auth.     5.38            2/01/2017           4,178
                                                                                          -----------
                                                                                              8,818
                                                                                          -----------
               NORTH DAKOTA (0.3%)

       7,250   Fargo (INS)                                5.63            6/01/2031           7,607
                                                                                          -----------
               OHIO (1.9%)

       5,000   Air Quality Dev. Auth. (INS)               4.80            1/01/2034           4,845
      20,000   Buckeye Tobacco Settlement Financing
                    Auth.                                 5.88            6/01/2030          19,536
      10,000   Buckeye Tobacco Settlement Financing
                    Auth.                                 5.75            6/01/2034           9,549
       4,640   State Higher Education Facility
                    Commission (INS)                      5.00            5/01/2036           4,353
       6,325       Lorain County                          5.25            2/01/2021           6,338
                                                                                          -----------
                                                                                             44,621
                                                                                          -----------
               OKLAHOMA (3.1%)

      14,705   Chickasaw Nation                           6.00           12/01/2025          14,821
      13,125   Chickasaw Nation                           6.25           12/01/2032          13,196
       9,000   Norman Regional Hospital Auth. (INS)       5.50            9/01/2023           9,192
       3,100   Norman Regional Hospital Auth.             5.38            9/01/2029           3,021
       8,695   Norman Regional Hospital Auth.             5.38            9/01/2036           8,303
       7,600   Norman Regional Hospital Auth.             5.13            9/01/2037           6,973
       5,000   State Municipal Power Auth. (INS)          4.50            1/01/2047           4,693
      12,000   Tulsa County Industrial Auth.              4.60           12/15/2031          11,272
       2,675   Tulsa Industrial Auth.                     5.00           10/01/2037           2,614
                                                                                          -----------
                                                                                             74,085
                                                                                          -----------
               PENNSYLVANIA (0.0%)

       1,250   Allegheny County IDA                       5.13            9/01/2031           1,141
                                                                                          -----------
               RHODE ISLAND (1.2%)

       5,700   EDC (INS)                                  5.00            7/01/2031           5,797
      12,185   EDC (INS)                                  5.00            7/01/2036          12,341
         975   Housing and Mortgage Finance Corp.         6.85           10/01/2024             976
       9,950   Housing and Mortgage Finance Corp.         4.85            4/01/2033           9,913
                                                                                          -----------
                                                                                             29,027
                                                                                          -----------

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON                FINAL          MARKET
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
               SOUTH CAROLINA (2.5%)

$      2,725   Educational Facilities Auth.               5.00%          10/01/2038        $  2,749
       5,000   Georgetown County                          5.70            4/01/2014           5,284
       2,300   Jobs EDA (INS)                             5.25            2/01/2021           2,318
       3,750   Jobs EDA (INS)                             5.38            2/01/2026           3,767
      30,000   Jobs EDA                                   6.00           11/15/2026          31,301
      10,000   Jobs EDA (INS)                             4.60            4/01/2027           9,197
       5,000   Medical Univ. Hospital Auth. (INS)         5.00            8/15/2031           5,066
                                                                                          -----------
                                                                                             59,682
                                                                                          -----------
               SOUTH DAKOTA (0.1%)

       2,500   Health and Educational Facilities Auth.    5.25           11/01/2027           2,561
                                                                                          -----------
               TENNESSEE (1.5%)

       3,000   Johnson City Health and Educational
                    Facilities Board                      5.50            7/01/2031           2,971
       5,000   Johnson City Health and Educational
                    Facilities Board                      5.50            7/01/2036           4,912
       5,605   Shelby County (PRE)                        6.38            9/01/2019           6,361
       9,395   Shelby County (PRE)                        6.38            9/01/2019          10,663
      11,075   Sullivan County Health Educational &
                    Housing Facilities Board              5.25            9/01/2036          10,486
                                                                                          -----------
                                                                                             35,393
                                                                                          -----------
               TEXAS (15.8%)

       5,000   Austin Higher Education Auth.  (PRE)       5.25            8/01/2023           5,063
      19,500   Bell County Health Facilities Dev. Corp.
                    (ETM)                                 6.50            7/01/2019          23,595
       1,520   Bexar County                               5.00            7/01/2033           1,385
       1,795   Bexar County                               5.00            7/01/2037           1,615
      12,100   Denton ISD (NBGA)                          5.16 (b)        8/15/2028           4,246
      13,885   Denton ISD (NBGA)                          5.18 (b)        8/15/2029           4,611
      11,220   Denton ISD (NBGA)                          5.20 (b)        8/15/2030           3,524
      15,645   Denton ISD (NBGA)                          5.22 (b)        8/15/2031           4,464
       7,000   Duncanville ISD (NBGA)                     4.63            2/15/2029           7,023
      10,000   Eagle Mountain-Saginaw ISD (NBGA)          4.50            8/15/2033           9,741
      10,420   Edinburg Consolidated ISD (NBGA) (PRE)     5.50            2/15/2030          10,928
       9,155   Ennis ISD (NBGA)                           4.70 (b)        8/15/2034           2,166
       9,155   Ennis ISD (NBGA)                           4.71 (b)        8/15/2035           2,050
       2,890   Fort Bend ISD (NBGA) (PRE)                 5.38            2/15/2024           2,964
       1,860   Fort Bend ISD (NBGA)                       5.38            2/15/2024           1,894
       4,180   Guadalupe-Blanco River Auth. (INS)         5.00            5/15/2039           4,291
       3,000   Harlandale ISD (NBGA)                      4.75            8/15/2036           3,005
      16,520   Hutto ISD (NBGA)                           5.00            8/01/2040          16,915
       5,000   Irving ISD (NBGA)                          5.38 (b)        2/15/2028           1,744
      25,000   Judson ISD (NBGA)                          4.50            2/01/2035          24,444
       7,750   Kerrville Health Facilities Dev. Corp.     5.38            8/15/2035           7,173
      12,700   Lower Colorado River Auth. (INS)           5.00            5/15/2031          13,002
       4,500   Mesquite Health Facilities Dev. Corp.      5.63            2/15/2035           4,319
      11,990   Midlothian Dev. Auth.  (PRE)               7.88           11/15/2021          13,647
         955   Midlothian Dev. Auth.                      5.13           11/15/2026             901

10

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON                FINAL          MARKET
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
$      9,175   Midlothian ISD (NBGA)                      5.00%           2/15/2034        $  9,347
      11,500   North Central Health Facilities Dev.
                    Corp. (INS)                           5.25            8/15/2022          11,950
       3,195   Northside ISD (NBGA)                       5.13            2/15/2022           3,317
      13,500   Port of Corpus Christi IDC                 5.45            4/01/2027          12,993
       5,490   Red River Education Finance Corp.          4.38            3/15/2027           5,140
       1,000   San Leanna Education Facilities Corp.      5.13            6/01/2026             977
       6,025   San Leanna Education Facilities Corp.      4.75            6/01/2032           5,311
       2,395   San Leanna Education Facilities Corp.      5.13            6/01/2036           2,247
       1,815   San Leanne Education Facilities Corp.      5.13            6/01/2027           1,762
       7,205   Schertz - Cibolo - Universal City ISD
                    (NBGA)                                5.09 (b)        2/01/2033           1,893
       6,200   Schertz - Cibolo - Universal City ISD
                    (NBGA)                                5.11 (b)        2/01/2035           1,457
       4,000   State Transportation Commission            4.50            4/01/2033           3,961
       1,100   Tarrant County Cultural Education
                    Facilities Finance Corp.              6.00           11/15/2026           1,082
       6,315   Tarrant County Cultural Education
                    Facilities Finance Corp.              5.63           11/15/2027           5,752
       4,000   Tarrant County Cultural Education
                    Facilities Finance Corp.              6.00           11/15/2036           3,874
      13,000   Tarrant County Cultural Education
                    Facilities Finance Corp.              5.13            5/15/2037          12,194
       4,000   Tarrant County Cultural Education
                    Facilities Finance Corp.              5.75           11/15/2037           3,580
       6,420   Travis County Health Facilities Dev.
                    Corp. (INS) (PRE)                     5.88           11/15/2024           6,810
       4,595   Tyler Health Facilities Dev. Corp.  (PRE)  5.75            7/01/2027           5,129
       7,350   Tyler Health Facilities Dev. Corp.  (PRE)  6.00            7/01/2027           8,169
      22,000   Tyler Health Facilities Dev. Corp.         5.25           11/01/2032          20,160
      10,000   Tyler Health Facilities Dev. Corp.         5.00            7/01/2033           9,299
       8,585   Tyler Health Facilities Dev. Corp.  (PRE)  5.75            7/01/2033           9,583
       2,500   Tyler Health Facilities Dev. Corp.         5.00            7/01/2037           2,300
       5,000   Tyler Health Facilities Dev. Corp.         5.38           11/01/2037           4,604
      23,675   Veterans' Land Board                       6.25            8/01/2035          25,658
       3,000   Weatherford ISD (NBGA)                     4.83 (b)        2/15/2027           1,108
       2,500   Weatherford ISD (NBGA)                     4.84 (b)        2/15/2028             870
       4,315   Weatherford ISD (NBGA) (PRE)               5.45            2/15/2030           4,722
       3,105   Weatherford ISD (NBGA)                     5.45            2/15/2030           3,304
       6,360   West Harris County Regional Water Auth.
                    (INS)                                 4.70           12/15/2030           6,394
       6,755   White Settlement ISD (NBGA)                4.75            8/15/2030           6,800
                                                                                          -----------
                                                                                             76,457
                                                                                          -----------
               UTAH (0.3%)

       7,150   Nebo School District (NBGA) (PRE)          5.50            7/01/2020           7,559
                                                                                          -----------
               VIRGINIA (2.5%)

      11,280   College Building Auth.                     5.00          6/01/2026          10,840
       5,000   College Building Auth.                     5.00          6/01/2029           4,708
       4,000   College Building Auth.                     5.00          6/01/2036           3,647
       8,665   Farms of New Kent Community Dev. Auth.     5.45          3/01/2036           7,715
       7,890   Henrico County                             5.00          5/01/2036           8,253
       1,300   Lewistown Commerce Center Community Dev.
                    Auth.                                 5.75           3/01/2017           1,289
      10,875   Lewistown Commerce Center Community Dev.
                    Auth.                                 6.05           3/01/2027          10,444
       4,500   Peninsula Town Center Community Dev.
                    Auth.                                 6.45           9/01/2037           4,473

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON                FINAL          MARKET
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
$      5,000   Small Business Financing Auth.             5.25%           9/01/2037        $  4,829
       3,000   Watkins Centre Community Dev. Auth.        5.40            3/01/2020           2,900
                                                                                          -----------
                                                                                             59,098
                                                                                          -----------
               WASHINGTON (1.5%)

       7,665   Health Care Facilities Auth. (INS)         5.25           10/01/2021           8,017
      13,030   Health Care Facilities Auth. (INS)         4.75           12/01/2031          12,198
       5,000   Housing Finance Commission (INS)           6.00            7/01/2029           5,156
       9,830   Snohomish County (INS)                     5.13           12/01/2021          10,378
                                                                                          -----------
                                                                                             35,749
                                                                                          -----------
               WEST VIRGINIA (0.2%)

       2,500   West Virginia Univ. Board of Governors
                    (INS)                                 5.00           10/01/2027           2,564
       2,500   West Virginia Univ. Board of Governors
                    (INS)                                 5.00           10/01/2028           2,556
                                                                                          ---------------
                                                                                              5,120
                                                                                          ---------------
               WISCONSIN (0.7%)

         635   Health and Educational Facilities Auth.    5.38           10/01/2021             679
       7,600   Health and Educational Facilities Auth.    5.38            2/15/2034           7,301
       8,000   Univ. of Wisconsin Hospitals and Clinics
                    Auth. (INS) (PRE)                     6.20            4/01/2029           8,603
                                                                                          -----------
                                                                                             16,583
                                                                                          -----------
               Total Fixed-Rate Instruments (cost: $2,261,435)                            2,291,549
                                                                                          -----------

               PUT BONDS (0.6%)

               MICHIGAN (0.3%)

       5,500   Strategic Fund (INS)                       4.85            9/01/2030           5,733
                                                                                          -----------
               Montana (0.2%)

       5,000   Forsyth (INS)                              5.00           10/01/2032           5,086
                                                                                          -----------
               VIRGINIA (0.1%)

       1,500   Farms of New Kent Community Dev. Auth.     5.13            3/01/2036           1,307
       2,000   Farms of New Kent Community Dev. Auth.     5.80            3/01/2036           1,807
                                                                                          -----------
                                                                                              3,114
                                                                                          -----------
               Total Put Bonds (cost: $13,766)                                               13,933
                                                                                          -----------

               VARIABLE-RATE DEMAND NOTES (1.8%)

               ALABAMA (0.3%)

       6,715   Spanish Fort Cooperative District
                    (LIQ)(NBGA) (c)                       5.00            3/01/2037           6,715
                                                                                          -----------
               CALIFORNIA (0.0%)

         500        State (LIQ)(NBGA) (c)                3.82            5/01/2014             500
                                                                                          -----------

12

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

   PRINCIPAL                                            COUPON                FINAL          MARKET
      AMOUNT   SECURITY                                    RATE            MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
               FLORIDA (0.4%)

$      8,480   Broward County Health Facilities Auth.
                    (INS)(LIQ)                            5.00%           9/01/2032        $  8,480
                                                                                          -----------
               NEW YORK (0.5%)

      11,970   Dormitory Auth. (INS)(LIQ)                 6.00            7/01/2034          11,970
                                                                                          -----------
               SOUTH CAROLINA (0.1%)

       2,360        State Jobs-EDA (INS)(LIQ)             5.00            4/01/2027           2,360
                                                                                          -----------
               TEXAS (0.5%)

      12,520   State Student Housing Auth. (LIQ)(NBGA)
                    (c)                                   5.00           10/01/2033          12,520
                                                                                          -----------
               Total Variable-Rate Demand Notes (cost: $42,545)                              42,545
                                                                                          -----------


               TOTAL INVESTMENTS (COST: $2,317,746)                                     $ 2,348,027
                                                                                          ===========

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                            to Portfolio of INVESTMENTS


USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include

14

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=======================---------------------------------------------------------
                            to Portfolio of INVESTMENTS
                            (continued)


USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of December 31, 2007.

C. As of December 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2007, were $87,936,000 and $57,655,000, respectively, resulting in net unrealized appreciation of $30,281,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,377,176,000 at December 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

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=======================---------------------------------------------------------
                            to Portfolio of INVESTMENTS
                            (continued)


USAA TAX EXEMPT LONG-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2007, was $8,120,000, which represented 0.3% of the Fund's net assets.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/28/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/28/2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    02/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.